Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended		12 Months Ended	17 Months Ended		24 Months Ended		29 Months Ended		45 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended	62 Months Ended		109 Months Ended		120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2023	Dec. 31, 2022	Dec. 29, 2022	Jul. 28, 2022	Dec. 31, 2021	Mar. 30, 2021	Dec. 31, 2020	Jun. 29, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
C000243961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Quality Dividend Growth Fund (Investor Class/WQDGX)
Account Value		$ 10,588		$ 10,588	$ 10,588		$ 10,588		$ 10,588		$ 10,588		$ 10,588		$ 10,588		$ 10,588	$ 10,588		$ 10,588		$ 10,588	$ 10,095	$ 10,000
Average Annual Return, Percent				4.89%	4.09%	[1]
C000243960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Quality Dividend Growth Fund (Institutional Class/WCMYX)
Account Value		106,112		$ 106,112	$ 106,112		106,112		106,112		106,112		106,112		106,112		106,112	106,112		106,112		106,112	101,022	100,000
Average Annual Return, Percent				5.04%	4.24%	[2]
C000220168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused International Equity Fund (Investor Class/WLIVX)
Account Value		15,080		$ 15,080	$ 15,080		15,080		15,080		15,080		$ 15,080		15,080		15,080	15,080		15,080		15,080	13,448		$ 11,389			$ 15,474		$ 13,180	$ 10,000
Average Annual Return, Percent				12.14%									9.54%	[3]
C000220167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused International Equity Fund (Institutional Class/WCMVX)
Account Value		152,530		$ 152,530	152,530		152,530		152,530		152,530		$ 152,530		152,530		152,530	152,530		152,530		152,530	135,669		114,553			155,250		131,900	100,000
Average Annual Return, Percent				12.43%									9.82%	[4]
C000238736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)
Account Value		14,656		$ 14,656	14,656		$ 14,656		14,656		14,656		$ 14,656		14,656		14,656	14,656		14,656		14,656	12,754		9,910	$ 10,000
Average Annual Return, Percent				14.91%			21.00%	[5]
C000238735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)
Account Value		147,275		$ 147,275	147,275		$ 147,275		147,275		147,275		147,275		147,275		147,275	147,275		147,275		147,275	127,835		99,100	100,000
Average Annual Return, Percent				15.21%			21.29%	[6]
C000160892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM International Small Cap Growth Fund (Institutional Class/WCMSX)
Account Value		252,335		$ 252,335	252,335		$ 252,335		252,335		252,335		252,335		252,335		$ 252,335	252,335		$ 252,335		252,335	241,877		197,845			341,819		293,168			$ 188,736		$ 131,070	$ 143,746	$ 100,983	$ 101,285	$ 100,000
Average Annual Return, Percent				4.32%													5.98%			10.73%	[7]
C000218621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM China Quality Growth Fund (Investor Class/WCQGX)
Account Value		9,861		$ 9,861	9,861		9,861		9,861		9,861		9,861		$ 9,861		$ 9,861	9,861		$ 9,861		9,861	10,172		12,480			17,048		16,411		$ 10,000
Average Annual Return, Percent				(3.05%)											(0.29%)	[8]
C000104483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused International Growth Fund (Investor Class/WCMRX)
Account Value		23,549		$ 23,549	23,549		23,549		23,549		23,549		23,549		$ 23,549		$ 23,549	23,549		23,549		$ 23,549	22,079		18,986			26,762		22,929			17,314		12,823	13,874	10,600	10,551		$ 10,000
Average Annual Return, Percent				6.71%													6.34%					8.94%
C000101539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused International Growth Fund (Institutional Class/WCMIX)
Account Value		241,278		$ 241,278	241,278		241,278		241,278		241,278		241,278		241,278		$ 241,278	241,278		241,278		$ 241,278	225,603		193,545			272,221		232,620			175,142		129,558	139,760	106,493	105,788		100,000
Average Annual Return, Percent				6.95%													6.62%					9.21%
C000127812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused Emerging Markets Fund (Investor Class/WFEMX)
Account Value		16,352		$ 16,352	16,352		16,352		16,352		16,352		16,352		16,352		$ 16,352	16,352		16,352		$ 16,352	14,891		14,283			20,657		21,078			15,482		11,265	12,903	9,156	9,233		10,000
Average Annual Return, Percent				9.81%													1.10%					5.04%
C000127811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)
Account Value		165,961		$ 165,961	165,961		165,961		165,961		165,961		165,961		165,961		$ 165,961	165,961		165,961		$ 165,961	150,771		144,223			208,095		211,757			155,109		112,745	129,084	91,614	92,379		100,000
Average Annual Return, Percent				10.07%													1.36%					5.20%
C000215233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM SMID Quality Value Fund (Investor Class/WCMJX)
Account Value		14,898		$ 14,898	14,898		14,898		14,898		14,898		14,898		14,898		$ 14,898	$ 14,898		14,898		$ 14,898	13,233		10,686			12,414		10,440			10,520	$ 10,000
Average Annual Return, Percent				12.59%													7.21%	8.02%	[9]
C000215234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM SMID Quality Value Fund (Institutional Class/WCMFX)
Account Value		151,070		$ 151,070	151,070		151,070		151,070		151,070		151,070		151,070		$ 151,070	$ 151,070		151,070		151,070	133,875		107,884			124,935		104,700			105,300	100,000
Average Annual Return, Percent				12.84%													7.49%	8.31%	[10]
C000218622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM China Quality Growth Fund (Institutional Class/WCMCX)
Account Value		99,869		$ 99,869	99,869		99,869		99,869		99,869		99,869		$ 99,869		$ 99,869	$ 99,869		99,869		99,869	102,672		125,613			171,190		164,407		100,000
Average Annual Return, Percent				(2.73%)											(0.03%)	[11]
C000237216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)
Account Value		13,025		$ 13,025	13,025		13,025		$ 13,025		13,025		13,025		$ 13,025		13,025	13,025		13,025		13,025	11,932		9,270		$ 10,000
Average Annual Return, Percent				9.16%					11.50%	[12]
C000237215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)
Account Value		131,065		$ 131,065	131,065		131,065		$ 131,065		131,065		131,065		131,065		131,065	131,065		131,065		131,065	119,801		92,776		100,000
Average Annual Return, Percent				9.40%					11.79%	[13]
C000255791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Mid Cap Quality Value Fund (Class Y/WMVYX)
Account Value		$ 13,213,483		$ 13,213,483	13,213,483		13,213,483		$ 13,213,483		13,213,483		13,213,483		13,213,483		13,213,483	13,213,483		13,213,483		13,213,483	12,040,000		9,291,748		10,000,000
Average Annual Return, Percent	[15]	12.16%	[14]	9.75%
C000215236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Small Cap Growth Fund (Investor Class/WCMNX)
Account Value		$ 14,018		$ 14,018	14,018		14,018		14,018		14,018		14,018		14,018		$ 14,018	$ 14,018		14,018		14,018	13,477		11,654			15,229		14,511			10,450	10,000
Average Annual Return, Percent				4.02%													6.05%	6.75%	[16]
C000215235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Small Cap Growth Fund (Institutional Class/WCMLX)
Account Value		141,988		$ 141,988	141,988		141,988		141,988		141,988		141,988		141,988		$ 141,988	$ 141,988		141,988		141,988	136,136		117,477			153,092		145,410			104,500	100,000
Average Annual Return, Percent				4.30%													6.32%	7.02%	[17]
C000225976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused International Opportunities Fund (Investor Class/WCFOX)
Account Value		10,002		$ 10,002	10,002		10,002		10,002		$ 10,002		10,002		10,002		$ 10,002	$ 10,002		10,002		10,002	9,586		7,629			11,814	$ 10,000
Average Annual Return, Percent				4.34%							0.01%	[18]
C000225977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WCM Focused International Opportunities Fund (Institutional Class/WCMOX)
Account Value		101,050		$ 101,050	101,050		101,050		101,050		$ 101,050		101,050		101,050		101,050	101,050		101,050		101,050	96,475		76,689			118,437	100,000
Average Annual Return, Percent				4.74%							0.28%	[19]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value		13,106		$ 13,106	$ 13,106		13,106		13,106		$ 13,106		13,106		13,106		13,106	13,106		13,106		13,106	10,483	$ 10,000
Average Annual Return, Percent				25.02%	20.86%	[1],[2]
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Account Value		15,986		$ 15,986	$ 15,986		15,986		15,986		$ 15,986		$ 15,986		15,986		$ 15,986	15,986		$ 15,986		$ 15,986	15,147		13,101			15,597	$ 10,000	14,466	$ 10,000		13,073		10,759	12,538	9,858	9,434	100,000	10,000
Average Annual Return, Percent				5.53%							1.69%	[18],[19]	7.38%	[3],[4]			4.10%			5.76%	[7]	4.80%
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets ex China Index
Account Value		12,404		$ 12,404	12,404		$ 12,404		12,404		$ 12,404		$ 12,404		12,404		$ 12,404	12,404		$ 12,404		$ 12,404	11,978		9,979	$ 10,000
Average Annual Return, Percent				3.56%			11.34%	[5],[6]
MSCI China All Shares Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI China All Shares Index
Account Value		10,141		$ 10,141	10,141		$ 10,141		10,141		10,141		10,141		$ 10,141		10,141	10,141		10,141		10,141	8,713		9,849			12,893		14,804		$ 10,000
Average Annual Return, Percent				16.38%											0.29%	[8],[11]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Account Value		$ 20,368		$ 20,368	20,368		20,368		$ 20,368		20,368		20,368		$ 20,368		$ 20,368	$ 20,368		20,368		20,368	16,452		13,061		10,000	16,166		12,865			10,642	10,000
Average Annual Return, Percent		17.52%	[14]	23.81%					17.52%	[12],[13]							13.86%	14.75%	[16],[17]
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Account Value		$ 14,293		$ 14,293	14,293		14,293		$ 14,293		14,293		14,293		14,293		$ 14,293	$ 14,293		14,293		$ 14,293	13,295		12,105			15,149		15,544			13,139		11,095	12,987	9,460	8,508		$ 10,000
Average Annual Return, Percent				7.50%													1.70%					3.64%
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Small Cap Index
Account Value		169,231		$ 169,231	169,231		169,231		169,231		169,231		169,231		169,231		$ 169,231	169,231		$ 169,231		$ 169,231	163,733		141,566			176,893		156,649			137,120		$ 112,010	$ 136,930	$ 104,014	$ 100,102	$ 100,000
Average Annual Return, Percent				3.36%													4.30%			5.96%	[7]
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Account Value		15,715		$ 15,715	15,715		15,715		15,715		15,715		15,715		15,715		$ 15,715	$ 15,715		$ 15,715		15,715	14,160		12,209			14,047		10,993			10,482	10,000
Average Annual Return, Percent				10.98%													8.44%	9.14%	[9],[10]
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index
Account Value		$ 12,450		$ 12,450	12,450		12,450		$ 12,450		12,450		12,450		12,450		$ 12,450	$ 12,450		12,450		12,450	11,011		9,769		$ 10,000
Average Annual Return, Percent		9.45%	[14]	13.07%					9.45%	[12],[13]
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Account Value		$ 15,002		$ 15,002	$ 15,002		$ 15,002		$ 15,002		$ 15,002		$ 15,002		$ 15,002		$ 15,002	$ 15,002		$ 15,002		$ 15,002	$ 13,028		$ 10,979			$ 14,909		$ 14,498			$ 10,769	$ 10,000
Average Annual Return, Percent				15.15%													6.86%	8.16%	[16],[17]

[1]	Investor Class shares commenced operations on July 28, 2023.
[2]	Institutional Class shares commenced operations on July 28, 2023.
[3]	Investor Class shares commenced operations on June 29, 2020.
[4]	Institutional Class shares commenced operations on June 29, 2020.
[5]	Investor Class shares commenced operations on December 29, 2022.
[6]	Institutional Class shares commenced operations on December 29, 2022.
[7]	Institutional Class shares commenced operations on November 30, 2015.
[8]	Investor Class shares commenced operations on March 31, 2020.
[9]	Investor Class shares commenced operations on October 30, 2019.
[10]	Institutional Class shares commenced operations on October 30, 2019.
[11]	Institutional Class shares commenced operations on March 31, 2020.
[12]	Investor Class shares commenced operations on July 28, 2022.
[13]	Institutional Class shares commenced operations on July 28, 2022.
[14]	Class Y shares commenced operations on November 29, 2024.
[15]	The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.
[16]	Investor Class shares commenced operations on October 30, 2019.
[17]	Institutional Class shares commenced operations on October 30, 2019.
[18]	Investor Class shares commenced operations on March 30, 2021.
[19]	Institutional Class shares commenced operations on March 30, 2021.